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             MIEMX | MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
             -------------------------------------------------------------------

Josephine Jimenez, CFA ................................ Senior Portfolio Manager
Frank Chiang ................................................. Portfolio Manager

                          Average Annual Total Returns
                         (for the period ended 6/30/02)

                        Montgomery Institutional Series:
                           Emerging Markets Portfolio
Since inception (12/17/93) ............................................. (3.84)%
One year ............................................................... (1.56)%
Five years ............................................................. (9.57)%

                        MSCI Emerging Markets Free Index
Since 12/31/93 ......................................................... (3.99)%
One year ...............................................................  1.31%
Five years ............................................................. (8.40)%

--------------------------------------------------------------------------------
                         Growth of a $10,000 Investment

                        Montgomery Institutional Series:
                           Emerging Markets Portfolio

                           Jan                 $7,019
                           Feb                 $7,086
                           March               $7,479
                           April               $7,516
                           May                 $7,418
                           June                $7,161

                       MSCI Emerging Markets Free Index(1)

                           Jan                 $7,167
                           Feb                 $7,285
                           March               $7,723
                           April               $7,773
                           May                 $7,649
                           June                $7,075
--------------------------------------------------------------------------------

(1) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries. You cannot invest directly in an index.

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect a partial waiver of fees without which the total return would have been lower.

                                Top Ten Holdings
                      (as a percentage of total net assets)
Samsung Electronics Company Ltd. .........................................  5.8%
Taiwan Semiconductor Manufacturing Company Ltd. ..........................  4.5%
Anglo American PLC .......................................................  4.0%
Komercni Banka A.S. ......................................................  3.0%
Sasol Ltd. ...............................................................  2.8%
SK Telecom Company Ltd ...................................................  2.5%
Petroleo Brasileiro S.A ..................................................  2.3%
Gold Fields Ltd. .........................................................  2.3%
YUKOS, ADR ...............................................................  2.3%
Anglo American Platinum Corporation Ltd. .................................  2.3%

                               Top Five Countries
                      (as a percentage of total net assets)
Korea .................................................................... 18.5%
South Africa ............................................................. 14.8%
Taiwan ................................................................... 14.6%
Mexico ...................................................................  8.3%
Brazil ...................................................................  8.0%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. There are risks associated with investing in a fund that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates. Forecasts and opinions expressed are as of June 30, 2002, are subject to change and may not actually come to pass.

Q: How did the Portfolio perform during the 12-month period ended June 30, 2002, and why?

A: The Portfolio returned -1.56%, underperforming the benchmark Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, which returned 1.31%. The Fund enjoyed strong gains prior to the September 11th terrorist attacks and during the market rally in the first quarter. Those gains were offset, however, by the sell-off following the attacks in 2001 and the emergence of corporate accounting scandals in 2002. June markets in particular were negatively affected by the questionable accounting practices in the United States and the subsequent weakening of the U.S. dollar. These factors put pressure on emerging markets countries as the global economy depressed and investor unease intensified.

Q: What is an example of a holding that performed poorly?

A: Our holding in Telebras, a liquid basket of stocks that represents the publicly traded portion of Brazil's telecom sector, both wireline and wireless -- underperformed during the period. Brazil is experiencing a broad sell-off, largely over fears of a left wing candidate's winning the October presidential election. Brazilian telecom holdings have suffered from few, if any, of the problems currently facing the global telecom sector. Debt is relatively low, demand has nearly met expectations and telecom companies have not paid for expensive licenses. Unfortunately, this has not kept Telebras from suffering along with the entire global telecommunications sector, and we eliminated the stock from the Portfolio. The outlook for the global telecom market is still unfavorable, as consolidation and improved consumer demand must be present before the beaten-down stocks for many of the largest carriers begin to recover.

Q: What is an example of a holding that impressed?

A: Samsung Electronics was one of the Portfolio's top performers over the past year. A variety of factors have driven its valuation higher during the period, many of which are indicative of the important secular changes affecting stocks in the emerging markets. By allowing companies to pare back debt and sell assets, Korea has made very strong progress in restructuring its economy. Samsung's much improved balance sheet epitomizes this success. The company remains heavily exposed to the export sector, where it is making a push to become one of the world's most recognized technology brand names. It is also exposed to the growing local consumer market, whose speed and breadth of development are impressive. We expect further gains from Samsung, as the company continues to leverage its domestic and international strengths while making additional improvements to its capital structure.

Q: What is your outlook?

A: Despite the market rotations that have dominated headlines in the United States and Europe, we maintain our conviction that a global economic recovery is underway. Conditions in Asia have improved dramatically, with better economic fundamentals in Thailand and Korea leading the region higher. Uncertainties in Brazil make us cautious going forward and we continue to evaluate our exposure in that country. We like South Africa and Russia, because of our positive stance on basic materials and on resource holdings. When contemplating the prospects of a global recovery, we feel that Asia and Mexico will fare well. An important factor in the health of the global economy will continue to be conditions in the U.S., the largest export market for many countries. As clarity emerges regarding the health of the United States economy, so too will it for many developing markets.


Call (800) 232.2197 x6742 / visit montgomeryasset.com                          1

                                       14
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Portfolio Investments: June 30, 2002 (Audited)

Shares                                                            Value (Note 1)

COMMON STOCKS - 94.0%

Argentina - 0.6%
          1   Cresud S.A.
              (Agricultural Commodities/Milling) ...............   $         1
     16,000   Quilmes Industrial S.A., ADR
              (Beverages: Alcoholic) ...........................       156,480
     17,500   Siderca S.A.I.C., ADR (Steel) ....................       276,675
                                                                   -----------
                                                                       433,156

Brazil - 4.5%
     22,600   Aracruz Celulose S.A., Sponsored ADR
              (Pulp & Paper) ...................................       452,000
     93,400   Companhia Paranaense de Energia-Copel,
              Sponsored ADR (Electric Utilities) ...............       378,270
 21,200,000   Companhia Siderurgica Nacional S.A.+ (Steel) .....       337,699
     82,197   Petroleo Brasileiro S.A. (Integrated Oil) ........     1,556,651
     58,400   Tele Centro Oeste Celular Participacoes S.A.,
              ADR (Wireless Telecommunications) ................       258,712
    142,956   Vale do Rio Doce, Series B(ss.)
              (Other Metals/Minerals) ..........................             1
                                                                   -----------
                                                                     2,983,333

China/Hong Kong - 7.4%
    425,000   China Mobile Ltd.+
              (Wireless Telecommunications) ....................     1,258,686
     32,100   China Mobile Ltd., Sponsored ADR+
              (Wireless Telecommunications) ....................       469,302
  4,730,000   China Petroleum & Chemical Corporation,
              Class H (Integrated Oil) .........................       842,932
    264,000   China Unicom Ltd.+
              (Major Telecommunications) .......................       203,082
    292,000   CNOOC Ltd. (Oil & Gas Production) ................       391,215
  1,550,000   PetroChina Company Ltd., Class H
              (Integrated Oil) .................................       329,881
     46,800   UTStarcom, Inc.+
              (Telecommunications Equipment) ...................       943,254
  2,968,000   Wah Sang Gas Holdings Ltd.
              (Oil & Gas Pipelines) ............................       475,653
                                                                   -----------
                                                                     4,914,005

Czech Republic - 3.0%
     39,200   Komercni Banka A.S.+ (Regional Banks) ............     2,003,677

Hungary - 2.1%
    182,000   OTP Bank Rt. (Regional Banks) ....................     1,429,550

India - 4.0%
     45,155   Hindalco Industries Ltd. (Aluminum) ..............       656,670
    108,000   Hindustan Lever Ltd.
              (Household/Personal Care) ........................       427,380
      6,300   Infosys Technologies Ltd., Sponsored ADR
              (Package Software) ...............................       324,734
    113,000   Mahanagar Telephone Nigam Ltd.
              (Specialty Telecommunications) ...................       329,217
    132,440   Reliance Industries Ltd.+
              (Chemicals: Major Diversified) ...................       730,507
     39,000   State Bank of India (Regional Banks) .............       191,967
                                                                   -----------
                                                                     2,660,475

Indonesia - 1.7%
    916,000   PT Ramayana Lestari Sentosa Tbk
              (Department Stores) ..............................       438,919
  1,550,500   PT Telekomunikasi Indonesia
              (Specialty Telecommunications) ...................       667,322
                                                                   -----------
                                                                     1,106,241

Israel - 1.1%
     30,850   Check Point Software Technologies Ltd.+
              (Internet Software Services) .....................       418,172
      4,900   Teva Pharmaceutical Industries Ltd.,
              Sponsored ADR (Pharmaceuticals: Other) ...........       327,246
                                                                   -----------
                                                                       745,418

Korea - 18.5%
     33,090   Hyundai Motor Company Ltd.
              (Motor Vehicles) .................................       994,351
     26,196   Kookmin Bank (Major Banks) .......................     1,271,693
     33,540   Koram Bank+ (Regional Banks) .....................       299,713
     20,710   LG Chem Ltd. (Chemicals: Specialty) ..............       748,865
     24,820   LG Electronics, Inc.+ (Electronics/Appliances) ...       990,324
     11,685   POSCO (Steel) ....................................     1,296,715
     14,136   Samsung Electronics Company Ltd.
              (Electronic Equipment/Instruments) ...............     3,865,955
     33,800   Shinhan Financial Group Company Ltd.
              (Regional Banks) .................................       477,639
      4,250   Shinsegae Company Ltd. (Specialty Stores) ........       720,698
      7,350   SK Telecom Company Ltd.
              (Wireless Telecommunications) ....................     1,646,571
                                                                   -----------
                                                                    12,312,524

Malaysia - 2.2%
     61,000   Maxis Communications Berhad
              (Wireless Telecommunications) ....................        77,855
    733,500   Public Bank Berhad (Regional Banks) ..............       667,871
    102,000   Resorts World Berhad
              (Hotels/Resorts/Cruiselines) .....................       284,526
    120,000   Telekom Malaysia Berhad
              (Major Telecommunications) .......................       251,053
     81,000   Tenaga Nasional Berhad
              (Electric Utilities) .............................       213,158
                                                                   -----------
                                                                     1,494,463

Mexico - 8.3%
    214,000   Alfa S.A., Series A+
              (Industrial Conglomerates) .......................       360,385
     46,700   America Movil S.A. de C.V., Series L+
              (Wireless Telecommunications) ....................       625,780
     94,600   Apasco S.A. de C.V. (Construction Materials) .....       554,742
     22,300   Fomento Economico Mexicano S.A. de C.V.,
              Sponsored ADR (Beverages: Alcoholic) .............       874,606
  1,599,400   Grupo Financiero Bancomer S.A. de C.V.,
              Series O+ (Regional Banks) .......................     1,301,837
    199,000   Grupo Mexico S.A., Series B
              (Other Metals/Minerals) ..........................       279,270
    113,000   Organizacion Soriana S.A. de C.V., Series B+
              (Specialty Stores) ...............................       280,348
     39,100   Telefonos de Mexico S.A. de C.V., Series L,
              Sponsored ADR
              (Major Telecommunications) .......................     1,254,328
                                                                   -----------
                                                                     5,531,296

Pakistan - 0.3%
    553,500   Hub Power Company Ltd. (The)
              (Electric Utilities) .............................       214,002

Peru - 1.0%
     27,300   Compania de Minas Buenaventura S.A.,
              Sponsored ADR (Precious Metals) ..................       698,880

Philippines - 1.7%
  2,825,000   Ayala Land, Inc. (Real Estate Development) .......       314,357


The accompanying notes are an integral part of these financial statements.     2
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             MIEMX | MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
             -------------------------------------------------------------------

                                  Portfolio Investments: June 30, 2002 (Audited)

Shares                                                            Value (Note 1)

COMMON STOCKS - continued
Philippines - continued
    106,600   Philippine Long Distance Telephone
              Company, Sponsored ADR
              (Specialty Telecommunications) ...................   $   795,236
                                                                   -----------
                                                                     1,109,593

Poland - 0.4%
     10,740   Bank Pekao S.A. (Regional Banks) .................       246,180

Russia - 6.2%
     25,000   Gazprom, Sponsored ADR, Series S
              (Oil & Gas Pipelines) ............................       412,500
     17,700   Lukoil Holding Company, Sponsored ADR
              (Integrated Oil) .................................     1,150,500
     34,000   Mobile Telesystems, Sponsored ADR++
              (Wireless Telecommunications) ....................     1,029,860
     11,000   YUKOS, ADR (Integrated Oil) ......................     1,529,330
                                                                   -----------
                                                                     4,122,190

South Africa - 14.8%
     39,000   Anglo American Platinum Corporation Ltd.
              (Precious Metals) ................................     1,520,551
    159,476   Anglo American PLC
              (Other Metals/Minerals) ..........................     2,645,142
    123,400   Gold Fields Ltd. (Precious Metals) ...............     1,539,183
     21,400   Harmony Gold Mining Company Ltd.+
              (Precious Metals) ................................       293,074
     24,598   Impala Platinum Holdings Ltd.
              (Precious Metals) ................................     1,343,902
      5,337   Pepsi International Bottlers++(ss.)(a)(b)
              (Beverages: Non-Alcoholic) .......................         1,601
     43,400   Sappi Ltd. (Pulp & Paper) ........................       606,923
    176,411   Sasol Ltd. (Chemicals: Major Diversified) ........     1,864,713
                                                                   -----------
                                                                     9,815,089

Taiwan - 14.6%
    208,000   Asustek Computer, Inc.+
              (Computer Processing Hardware) ...................       625,681
    246,317   Cathay Financial Holding Company Ltd.+
              (Life/Health Insurance) ..........................       362,730
  1,589,000   China Steel Corporation (Steel) ..................       818,043
    735,000   Chinatrust Financial Holding Company
              (Regional Banks) .................................       648,982
    662,000   Compal Electronics, Inc.
              (Computer Processing Hardware) ...................       636,043
  1,000,000   Formosa Chemicals & Fibre Corporation
              (Chemicals: Major Diversified) ...................       909,907
    319,000   Formosa Plastic Corporation
              (Chemicals: Specialty) ...........................       382,876
    187,200   Hon Hai Precision Industry Company Ltd.
              (Computer Peripherals) ...........................       764,825
     84,000   Quanta Computer, Inc.
              (Computer Processing Hardware) ...................       236,336
     71,000   Realtek Semiconductor Corporation
              (Semiconductors) .................................       253,951
  1,474,001   Taiwan Semiconductor Manufacturing
              Company Ltd.+ (Semiconductors) ...................     3,000,062
    564,830   United Microelectronics Corporation+
              (Semiconductors) .................................       677,931
    595,000   Yuanta Core Pacific Securities Company+
              (Investment Banks/Brokers) .......................       368,647
                                                                   -----------
                                                                     9,686,014

Thailand - 1.2%
    227,100   Bangkok Bank Public Company Ltd.+
              (Regional Banks) .................................       374,311
     15,200   Siam Cement Public Company Ltd. (The)
              (Construction Materials) .........................       393,532
                                                                   -----------
                                                                       767,843

Turkey - 0.4%
 57,109,000   Tupras-Turkie Petrol Rafinerileri A.S.
              (Oil Refining/Marketing) .........................       234,127

TOTAL COMMON STOCKS
(Cost $58,151,986)                                                  62,508,056
                                                                   -----------

PREFERRED STOCKS - 3.5%

Brazil - 3.5%
 81,100,000   Banco do Brasil S.A. (Major Banks) ...............       275,022
 48,700,000   Centrais Eletricas Brasileiras S.A., Series B
              (Electric Utilities) .............................       463,728
     34,600   Companhia de Bebidas das Americas, ADR
              (Beverages: Alcoholic) ...........................       537,683
     18,300   Telecomunicacoes Brasileiras S.A.,
              Sponsored ADR (Major Telecommunications) .........       415,044
          1   Telemar Norte Leste S.A.
              (Major Telecommunications) .......................            --
 23,400,000   Telemar Norte Leste S.A., Series A
              (Major Telecommunications) .......................       414,159
    109,700   Usinas Siderurgicas de Minas Gerais S.A.,
              Class A (Steel) ..................................       269,493

TOTAL PREFERRED STOCKS
(Cost $3,201,598) ..............................................     2,375,129
                                                                   -----------

MONEY MARKET FUND - 0.0%@
     10,810   J.P. Morgan Vista Federal Money Market Fund
              (Cost $10,810) ...................................        10,810

TOTAL SECURITIES
(Cost $61,364,394) .............................................    64,893,995
                                                                   -----------

Principal Amount

REPURCHASE AGREEMENT - 1.4%
$   913,000   J.P. Morgan Securities, Inc.^
              2.0% dated 6/28/02, due 7/1/02
              (Cost $913,000) ..................................       913,000
                                                                   -----------

TOTAL INVESTMENTS - 98.9%
(Cost $62,277,394*) ............................................    65,806,995

OTHER ASSETS AND LIABILITIES - 1.1%
(Net) ..........................................................       703,551
                                                                   -----------

NET ASSETS - 100.0% ............................................   $66,510,546
                                                                   ===========


The accompanying notes are an integral part of these financial statements.   3
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MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO | MIEMX
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Portfolio Investments: June 30, 2002 (Audited)

Endnotes

+     Non-income producing security.

++ All or a portion of this security is considered illiquid -- those securities that are unable to be sold within seven days.

@     Amount represents less than 0.1% of net assets.

(ss.) Valued in good faith using procedures approved by the Board of Trustees.

^ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 2002. The investment in the repurchase agreement is through participation in a joint account with affiliated Funds.

*     Aggregate cost for federal tax purposes is $63,707,585.

(a) Restricted security: At June 30, 2002, the Portfolio owned the following restricted security, constituting less than 0.05% of net assets, which may not be publicly sold without registration under the Securities Act of 1933 (note 1). Additional information on the security is as follows:

                              Acquisition                              Value
            Security              Date         Shares       Cost     per Share
      -------------------     -----------      ------      ------    ---------
      Pepsi International
        Bottlers                12/27/95        5,337      $1,601      $0.30

(b) All or a portion of this security is considered illiquid--those securities that are unable to be sold wthin seven days.

Abbreviations

ADR   American Depositary Receipt


The accompanying notes are an integral part of these financial statements.     4

                                             -----------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                             -----------------------------------

                                                                   June 30, 2002

Assets:                                                                                                 Emerging Markets Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
   Securities (including securities on loan*) ......................................................            $ 64,893,995
   Repurchase agreement ............................................................................                 913,000
                                                                                                                ------------
Total Investments ..................................................................................              65,806,995
Collateral held for securities on loan .............................................................               4,211,550
Foreign currency, at value (Cost $295,549) .........................................................                 295,727
Receivables:
   Investment securities sold ......................................................................                 534,371
   Dividends .......................................................................................                 130,302
   Interest ........................................................................................                     863
Other assets .......................................................................................                  19,002
                                                                                                                ------------
Total Assets .......................................................................................              70,998,810
                                                                                                                ------------

Liabilities:
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of forward foreign-currency exchange contracts (note 3) ................                   1,173
Payables:
    Collateral payable to broker ...................................................................               4,211,550
    Investment securities purchased ................................................................                 135,511
    Management fees (note 2) .......................................................................                  23,984
    Custodian fees .................................................................................                  17,416
    Overdraft payable to custodian .................................................................                  11,545
    Transfer agency and servicing fees .............................................................                  10,489
    Administration fees (note 2) ...................................................................                   8,028
    Trustees' fees and expenses (note 2) ...........................................................                   3,857
    Accounting fees ................................................................................                   2,095
    Other accrued liabilities ......................................................................                  62,616
                                                                                                                ------------
Total Liabilities ..................................................................................               4,488,264
                                                                                                                ------------
Net Assets .........................................................................................            $ 66,510,546
Investments at identified cost .....................................................................            $ 62,277,394

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income ................................................................            $    237,167
Accumulated net realized loss on securities sold, forward foreign-currency exchange contracts and
   foreign-currency transactions ...................................................................             (64,660,031)
Net unrealized appreciation of investments, forward foreign-currency exchange contracts and
   foreign-currency transactions ...................................................................               3,523,356
Shares of beneficial interest ......................................................................                  19,330
Additional paid-in capital .........................................................................             127,390,724
                                                                                                                ------------
Net Assets .........................................................................................            $ 66,510,546

Net Assets:
----------------------------------------------------------------------------------------------------------------------------------
Net Assets .........................................................................................            $ 66,510,546
Number of Portfolio shares outstanding .............................................................               1,932,995
Net asset value, offering and redemption price per share outstanding ...............................            $      34.41

*Securities on loan at June 30, 2002, were valued at $3,937,086.


The accompanying notes are an integral part of these financial statements.     5

-----------------------
STATEMENT OF OPERATIONS
-----------------------

Year Ended June 30, 2002

Net Investment Income:                                                                                 Emerging Markets Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding taxes of $66,464) ..........................................             $ 1,336,469
Interest .........................................................................................                  61,472
Securities lending income (note 1) ...............................................................                  12,447
                                                                                                               -----------
Total Income .....................................................................................               1,410,388
                                                                                                               -----------
Expenses:
Management fee (note 2) ..........................................................................               2,792,789
Custodian fee ....................................................................................                 129,229
Professional fees ................................................................................                  47,657
Administration fee (note 2) ......................................................................                  32,853
Accounting expenses ..............................................................................                  28,680
Tax expense ......................................................................................                  28,394
Registration fees ................................................................................                  12,877
Trustees' fees and expenses (note 2) .............................................................                  10,618
Printing fees ....................................................................................                   9,821
Transfer agency and servicing fees ...............................................................                   5,170
Interest expense (note 3) ........................................................................                   4,482
Other ............................................................................................                  47,767
                                                                                                               -----------
Total Expenses ...................................................................................               3,150,337
Fees deferred and/or expenses absorbed by Manager (note 2) .......................................              (2,295,978)
                                                                                                               -----------
Net Expenses .....................................................................................                 854,359
                                                                                                               -----------
Net Investment Income ............................................................................                 556,029
                                                                                                               -----------

Net Realized and Unrealized Gain/(Loss) on Investments:
---------------------------------------------------------------------------------------------------------------------------------
Net realized loss from:
   Securities transactions .......................................................................              (8,009,531)
   Forward foreign-currency exchange contracts, foreign-currency transactions and other assets ...                (261,187)
                                                                                                               -----------
Net Realized Loss on Investments .................................................................              (8,270,718)
Net change in unrealized appreciation/(depreciation) of:
   Securities transactions .......................................................................               6,778,785
   Forward foreign-currency exchange contracts, foreign-currency transactions and other assets ...                  (4,087)
                                                                                                               -----------
Net Unrealized Appreciation of Investments .......................................................               6,774,698
                                                                                                               -----------

Net Realized and Unrealized Loss on Investments ..................................................              (1,496,020)
                                                                                                               -----------
Net Decrease in Net Assets Resulting from Operations .............................................             $  (939,991)
                                                                                                               -----------


The accompanying notes are an integral part of these financial statements.     6

                                             -----------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS
                                             -----------------------------------

                                                                              Emerging Markets Portfolio
---------------------------------------------------------------------------------------------------------
                                                                              Year Ended     Year Ended
                                                                                6/30/02        6/30/01
---------------------------------------------------------------------------------------------------------
Increase/(Decrease) in Net Assets from Operations:
---------------------------------------------------------------------------------------------------------
Net investment income ....................................................   $   556,029    $  1,263,475
Net realized loss on investments .........................................    (8,270,718)    (11,136,265)
Net unrealized appreciation/(depreciation) of investments ................     6,774,698     (16,294,354)
                                                                             -----------    ------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..........      (939,991)    (26,167,144)

Distributions to Shareholders:
---------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income .................      (674,750)             --
                                                                             -----------    ------------
Total Distributions ......................................................      (674,750)             --

Beneficial Interest Transactions:
---------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4) ...     1,364,532     (11,624,703)
                                                                             -----------    ------------
Net Decrease in Net Assets ...............................................      (250,209)    (37,791,847)

Net Assets:
---------------------------------------------------------------------------------------------------------
Beginning of year ........................................................   $66,760,755    $104,552,602
End of Year ..............................................................   $66,510,546    $ 66,760,755
Undistributed Net Investment Income ......................................   $   237,167    $    615,598


The accompanying notes are an integral part of these financial statements.     7

--------------------
FINANCIAL HIGHLIGHTS
--------------------

                                                                                          Emerging Markets Portfolio

Selected Per-Share Data for the Year Ended:                                               Fiscal Year Ended June 30,
                                                                            ------------------------------------------------------
                                                                              2002       2001       2000        1999        1998
Net Asset Value - Beginning of Year                                         $ 35.30    $ 47.07    $  39.05    $  35.61    $  58.52
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                   0.28       0.67       (0.45)       0.38        0.32
Net realized and unrealized gain/(loss) on investments                        (0.82)    (12.44)       8.47        3.06      (22.44)
----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                                      (0.54)    (11.77)       8.02        3.44      (22.12)
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                          (0.35)        --          --          --       (0.64)
Distributions from net realized capital gains                                    --         --          --          --       (0.15)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           (0.35)        --          --          --       (0.79)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value - End of Year                                               $ 34.41    $ 35.30    $  47.07    $  39.05    $  35.61
----------------------------------------------------------------------------------------------------------------------------------
Total Return*                                                                 (1.56)%   (24.97)%     20.42%       9.75%     (38.05)%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)                                           $66,511    $66,761    $104,553    $103,661    $197,578
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                    0.85%      1.17%      (0.77)%      0.79%       0.96%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) per share before deferral of fees by Manager   $ (0.92)   $ (0.31)   $  (1.38)   $  (0.11)   $   0.03
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          99%       171%        116%        115%        104%
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                               1.30%      1.31%       2.15%       1.45%       1.25%
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest and
   tax expense                                                                 4.80%      3.18%       3.74%       2.42%       1.66%
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                               1.25%      1.25%       1.25%       1.25%       1.25%
----------------------------------------------------------------------------------------------------------------------------------

*Total return represents aggregate total return for the periods indicated.


The accompanying notes are an integral part of these financial statements.     8

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

The Montgomery Funds II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Delaware business trust on September 8, 1993, and commenced operations with the Montgomery Institutional
Series: Emerging Markets Portfolio. As of June 30, 2002, the Trust had four publicly offered series: Montgomery Global Long-Short Fund, Montgomery Institutional Series: International Growth Portfolio, Montgomery Emerging Markets Focus Fund and Montgomery Institutional Series: Emerging Markets Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares was sold in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains only to the Montgomery Institutional Series:
Emerging Markets Portfolio (the "Fund"). The financial statements for the other Funds in the Trust have been presented under separate covers.

1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. Portfolio Valuation

Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean between the closing bid and ask prices. Securities traded on the over-the-counter market or on the Nasdaq national market are valued at the mean between the last available bid and ask prices prior to the time of valuation

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sale price on the respective exchanges or markets; except when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. Foreign Currency

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the date of the respective transactions.

c. Forward Foreign-Currency Exchange Contracts

The Fund typically does not hedge against movements in currency exchange rates. In certain limited circumstances, however, the Fund may engage in forward foreign-currency exchange contracts ("forward contracts") as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain/(loss) is recorded daily. Unrealized gains and losses that represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net unrealized gain/(loss) from forward foreign-currency exchange contracts.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign-currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are reflected along with the net realized gain/(loss) and unrealized appreciation/(depreciation) from investments.

d. Repurchase Agreements

The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or a joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

e. Securities Lending

The Fund may lend investment securities to investors who borrow securities to complete certain transactions. By lending investment securities, the Fund attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received.

The Fund receives cash as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion of the interest received on the loan collateral is retained by the Fund, and the remainder is rebated to the borrower of the securities. From the interest retained by the Fund, 25% is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of Operations as securities lending income.

f. Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gain and loss from securities transactions are recorded on the identified cost basis of the securities sold. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

g. Federal Income Taxes

The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal income taxes and excise taxes. Therefore, no provisions for federal income taxes and excise taxes have been provided.

The Fund may be subject to foreign taxes on income, gains on investment or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based on its current interpretation of existing tax rules and regulations in the markets in which it invests.

h. Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based on relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Montgomery Asset Management, LLC, is the Fund's manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

Pursuant to the Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. For the year ended June 30, 2002, the contractual and effective management fees were 1.25% and 1.19%, respectively.

Under the Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of any Rule 12b-1 fees, interest, extraordinary expenses or taxes, at or below 1.25% of the average daily net assets of the Fund. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreement has a one-year term extendable for an additional year at the end of each fiscal year.

The Manager recouped previously deferred fees of $2,010,773 and deferred current fees of $2,295,978 during the year ended June 30, 2002. Previously deferred fees have been included with current annual management fees in the Statement of Operations and are part of the effective management fee percentage shown. As of June 30, 2002, the Manager has deferred and/or absorbed expenses subject to recoupment totaling $2,295,978.

b. Montgomery Asset Management, LLC, serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee (accrued daily) at an annual rate of 0.05% of average daily net assets.

c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive a retainer totaling $65,000 per annum, as well as reimbursement for expenses, for services as Trustee of all Trusts advised by the Manager; $17,500 of which is allocated to The Montgomery Funds II.

3. SECURITIES TRANSACTIONS:

a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the year ended June 30, 2002, were $64,492,042 and $61,307,855, respectively.

b. Under an unsecured Revolving Credit Agreement with Bank of America N.A. and Credit Lyonnaise, the Fund, along with other Funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value (or such lower limit applicable to the Fund), provided the aggregate funds borrowed do not exceed $75,000,000 per lender. Beginning December 17, 2001, the unsecured Revolving Credit Agreement was replaced with an unsecured Revolving Credit Agreement with J.P. Morgan Chase Bank, allowing each of the Funds to borrow up to 10% of its net asset value, provided the aggregate credit line balance does not exceed $60,000,000. For the year ended June 30, 2002, there were no borrowings by the Fund under these agreements.

c. The schedule of forward foreign-currency exchange contracts at June 30, 2002, was as follows:

                                                                                                                   Net Unrealized
           Foreign-Currency                                                                                         Appreciation/
               Amount                                                 Settlement Date     In Exchange for ($US)    (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Forward Foreign-Currency Exchange Contracts to Deliver
                    48,855           Brazilian Real                      07/01/02               $ 17,294              $  (164)
           155,301,263,640           Turkish Lira                        07/01/02                 97,951               (1,009)
                                                                                                --------              -------
                                        Net Unrealized Depreciation                             $115,245              $(1,173)
                                                                                                ========              =======

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were as follows:

                                           Shares                                                  Dollars
                      ---------------------------------------------------   --------------------------------------------------------
                                  Issued as                                                Issued as
                                 Reinvestment               Net Increase/                 Reinvestment                 Net Increase/
                        Sold     of Dividends   Redeemed     (Decrease)        Sold       of Dividends    Redeemed      (Decrease)
------------------------------------------------------------------------------------------------------------------------------------
Year ended 6/30/02       36,852      17,943       (13,098)      41,697      $ 1,184,632     $620,667    $   (440,767)  $  1,364,532
Year ended 6/30/01    1,678,992          --    (2,008,956)    (329,964)      61,831,583           --     (73,456,286)   (11,624,703)

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

At June 30, 2002, shareholders of the Fund with ownership of 10% or greater included three shareholders, comprising ownership of 72.63% of the aggregate shares outstanding.

5. FOREIGN SECURITIES:

The Fund purchases securities on foreign securities exchanges. Securities of foreign companies and foreign governments involve risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include, among others, revaluation of currencies, less-reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. CAPITAL LOSS CARRYFORWARDS:

At June 30, 2002, the Fund had available for federal income-tax purposes unused capital losses of $3,230,198 expiring in 2006, $41,909,046 expiring in 2007 and $13,476,505 expiring in 2010. Under current tax law, future utilization of such losses may be limited.

Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2002, the Fund elected to defer net capital losses of $4,614,092 and net currency losses of $160,310, occurring between November 1, 2001, and June 30, 2002.

Such deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 2003.

7. TAX INFORMATION:

Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains (including net short-term capital gains) earned by the Fund are distributed at least annually. Additional distributions of net investment income and capital gains for the Fund may be made to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Permanent book and tax differences incurred during the year ended June 30, 2002, resulted in reclassifications of $259,710 to decrease undistributed net investment income, $261,187 to increase accumulated net realized loss and $1,477 to decrease paid-in capital.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income/(loss) for the purposes of calculating net investment income/(loss) per share in the Financial Highlights.

The tax character of dividends and distributions paid during the year ended June 30, 2002, was as follows:

                                                   Dollars          Per Share
--------------------------------------------------------------------------------
Ordinary income ..............................    $674,750            $0.35

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                   Dollars
--------------------------------------------------------------------------------
Undistributed ordinary income ................    $398,634

At June 30, 2002, cost for federal income-tax purposes was $63,707,585. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes were $8,469,078 and $6,369,668, respectively.

-------------------------------
INDEPENDENT ACCOUNTANTS' REPORT
-------------------------------

To the Board of Trustees and the Shareholders of The Montgomery Institutional
Series: Emerging Markets Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Montgomery Institutional
Series: Emerging Markets Portfolio (one of the portfolios constituting The Montgomery Funds II, hereafter referred to as the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
San Francisco, California
August 9, 2002

                                            ------------------------------------
                                            INFORMATION ON TRUSTEES AND OFFICERS
                                            ------------------------------------

                                         for the Montgomery Funds II (Unaudited)

Trustees
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number
                                                                                                         of
                                                                                                     Portfolios
                                             Length of Time                                            in Fund
                             Position Held    Served/Term              Principal Occupation            Complex   Other Directorships
Name, Address and Year Born    with Fund       of Office               During Past 5 Years            Overseen     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
John A. Farnsworth           Disinterested   July 9, 1990,   Managing director of Korn/Ferry             20      The Montgomery
One Embarcadero, Suite 2101  Trustee         to present/     International since 1999. Principal of              Funds I and III:
San Francisco, CA 94111                      Indefinite      Pearson, Caldwell & Farnsworth, Inc.,               Montgomery Partners
Born 1941                                                    an executive search consulting firm,                Absolute Return
                                                             from 1991 to 1999.                                  Fund LLC

Andrew Cox                   Disinterested   July 9, 1990,   Independent investment consultant.          20      The Montgomery
101 California Street        Trustee         to present/     President, Denver International                     Funds I and III:
San Francisco, CA 94111                      Indefinite      School, from 1998 to 2000, and member               Montgomery Partners
Born 1944                                                    of the Board from 1997 to 2000.                     Absolute Return
                                                             Adjunct professor, University of                    Fund LLC; Berger
                                                             Denver, Department of Finance, from                 Enhanced Portfolio
                                                             1994 to 1998.                                       Trust

Cecilia H. Herbert           Disinterested   November        Chair of the Investment Committee of        20      The Montgomery
101 California Street        Trustee         12, 1992,       the Archdiocese of San Francisco                    Funds I and III:
San Francisco, CA 94111                      to present/     Finance Council. Member of the Boards               Montgomery Partners
Born 1949                                    Indefinite      of the Thacher School, Catholic                     Absolute Return
                                                             Charities Catholic Youth Organization               Fund LLC
                                                             of San Francisco and the Women's Board
                                                             of California Pacific Medical Center.

R. Stephen Doyle             Disinterested   July 9, 1990,   Chairman of the Board of Trustees of        20      The Montgomery
101 California Street        Trustee         to present/     the Trusts since 1990. Chairman                     Funds I and III:
San Francisco, CA 94111                      Indefinite      emeritus of the Manager since 2001.                 Montgomery Partners
Born 1939                                                    Chairman of the Manager from 1990 to                Absolute Return
                                                             2001. Chief executive officer of the                Fund LLC; Main
                                                             Manager from 1990 to 1999. Founder of               Management, LLC
                                                             the Manager.

F. Scott Tuck                Interested      January         Chair and chief executive officer of        19      The Montgomery
101 California Street        Trustee         1, 2002,        the Manager. Managing director of                   Funds I and III:
San Francisco, CA 94111                      to present/     Chancellor LGT Asset Management from                Director of the
Born 1957                                    Indefinite      1990 to 1998.                                       Manager

Affiliated Officers
------------------------------------------------------------------------------------------------------------------------------------
George A. Rio                President and   June 30,        Senior vice president of BISYS Fund         20      None
60 State Street, Suite 1300  treasurer       1998,           Services. Executive vice president of
Boston, MA 02109                             to present      Funds Distributor, Inc., from 1998 to
Born 1955                                                    2001. Senior vice president of Putnam
                                                             Investments from 1995 to 1998.

Karen Jacoppo-Wood           Vice president  September       Counsel of BISYS Fund Services. Vice        20      None
60 State Street, Suite 1300  and assistant   10, 1997,       president and senior associate general
Boston, MA 02109             secretary       to present      counsel of Funds Distributor, Inc.,
Born 1966                                                    from 1996 to 2001.

Christopher J. Kelley        Vice president  September       Vice president and senior counsel of        20      None
60 State Street, Suite 1300  and assistant   10, 1997,       BISYS Fund Services. Senior vice
Boston, MA 02109             secretary       to present      president and deputy general counsel
Born 1964                                                    of Funds Distributor, Inc., from 1996
                                                             to 2001.

Mary A. Nelson               Vice president  September       Senior vice president of BISYS Fund         20      None
60 State Street, Suite 1300  and assistant   10, 1997,       Services. Senior vice president of
Boston, MA 02109             treasurer       to present      Funds Distributor, Inc from 2000 to
Born 1964                                                    2001. Vice president of Funds
                                                             Distributor, Inc. from 1994 to 2000.

Stacey Bufton                Vice president  May 31, 2001,   Vice president of BISYS Fund Services       20      None
60 State Street, Suite 1300  and assistant   to present      since 1999. Manager at First Data
Boston, MA 02109             treasurer                       Investor Services Group from 1997 to
Born 1969                                                    1999.

---------------
TAX INFORMATION
---------------

  (Unaudited)

For the fiscal year ended June 30, 2002, foreign income and foreign taxes paid relating to foreign sources and possessions of the United States were as follows:

                                             Foreign                Foreign
                                              Income                 Taxes
--------------------------------------------------------------------------------
Emerging Markets Portfolio ..............   $1,381,906              $66,464

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and capital gains for Generally Accepted Accounting Principles (book) purposes and Internal Revenue Service
(tax) purposes.


The accompanying notes are an integral part of these financial statements.    14